Condensed consolidated statement of financial position - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 494	$ 441
Intangible assets and goodwill	905	675
Associates and joint venture	45	14
Deferred tax assets	9	5
Other investments	1,327	1,241
Prepayments and other assets	124	127
Non-current assets	2,904	2,503
Current assets
Inventories	47	4
Trade and other receivables	303	255
Prepayments and other assets	286	185
Other investments	4,021	3,240
Cash and cash equivalents	2,793	4,991
Current assets	7,450	8,675
Total assets	10,354	11,178
Equity
Share capital and share premium	22,232	21,529
Reserves	452	606
Accumulated losses	(15,533)	(14,402)
Equity attributable to owners of the Company	7,151	7,733
Non-controlling interests	15	286
Total equity	7,166	8,019
Non-current liabilities
Warrant liabilities	11	54
Loans and borrowings	2,015	2,031
Provisions	17	18
Other liabilities	121	27
Deferred tax liabilities	19	3
Non-current liabilities	2,183	2,133
Current liabilities
Loans and borrowings	153	144
Provisions	38	35
Trade payables and other liabilities	810	844
Current tax liabilities	4	3
Current liabilities	1,005	1,026
Total liabilities	3,188	3,159
Total equity and liabilities	$ 10,354	$ 11,178